SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock based compensation	$ 306	$ 324
Research and development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock based compensation	132	121
Selling and marketing [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock based compensation	88	76
General and administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock based compensation	$ 86	$ 127